Consolidated statements of cash flows: (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated statements of cash flows:
Schedule of analysis of net debt and movements in net debt

	Long - term debt						Bank Loans
	2019		2020		2021		2019		2020		2021
Short-term debt (Note 11)	Ps.	311,372	Ps.	330,235	Ps.	353,672
Short-term bank loans (Note 10)							Ps.	238,235	Ps.	808,515	Ps.	224,472
Long-term bank loans (Note 10)								6,674,717		6,119,655		6,603,006
Long-term debt (Note 11)		6,488,569		6,641,941		6,598,397

Balances at December 31	Ps.	6,799,941	Ps.	6,972,176	Ps.	6,952,069	Ps.	6,912,952	Ps.	6,928,170	Ps.	6,827,478

Balances at January 1 of the debt-net	Ps.	7,282,268	Ps.	6,799,941	Ps.	6,972,176	Ps.	7,218,113	Ps.	6,912,952	Ps.	6,928,170
Interest expense		444,028		450,806		454,863		601,873		398,899		387,523
Proceeds from bank loans										306,241		4,650,000
Interest paid		(486,164)		(476,927)		(428,530)		(578,600)		(466,066)		(480,168)
Payments of the long term debt and bank loan		(205,308)		(253,925)		(220,961)		(152,047)		(245,520)		(4,429,334)
Foreign currency translation		(234,883)		452,281		174,521		(176,387)		21,664		(228,713)

Balances at December 31	Ps.	6,799,941	Ps.	6,972,176	Ps.	6,952,069	Ps.	6,912,952	Ps.	6,928,170	Ps.	6,827,478